                                             State Street Bank and Trust Company
                                                              One Lincoln Street
                                                                Boston, MA 02111

February 23, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE: streetTRACKS(R) Series Trust (the "Registrant") (File Nos.: 333-57793, 811-08839)

Ladies and Gentlemen:

On behalf of the Registrant, we hereby transmit for filing Post-Effective Amendment No. 19 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment is being filed for the purpose registering the shares of the following nine (9) new series of the Registrant (collectively, the "New Funds"):

                      SPDR(R) Lehman 1-3 Month T-Bill ETF
                     SPDR(R) Lehman Short Term Treasury ETF
                  SPDR(R) Lehman Intermediate Term Treasury ETF
                      SPDR(R) Lehman Long Term Treasury ETF
                       SPDR(R) Barclays Capital TIPS ETF
                  SPDR(R) Lehman Short Term Corporate Bond ETF
               SPDR(R) Lehman Intermediate Term Corporate Bond ETF
                   SPDR(R) Lehman Long Term Corporate Bond ETF
                        SPDR(R) Lehman Aggregate Bond ETF

     Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, it is intended that this Amendment will be effective seventy-five days from the date of this filing.

     If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3909.

Sincerely,


/s/ Ryan M. Louvar
-------------------------------------
Ryan M. Louvar
Vice President and Counsel